Condensed Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended		118 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013 Audited [Member]	Dec. 31, 2012 Audited [Member]	Dec. 31, 2013 Audited [Member]
Cash flows from operating activities
Net loss	$ (751,215)	$ (485,474)	$ (1,082,204)	$ (715,565)	$ (7,613,504)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Accrued interest expense	162,493	161,616	340,268	279,104	1,180,488
Debt discount amortization	91,111	10,447	67,104		67,104
Loss on sale of marketable securities	9,623
Warrants issued in connection with deferred fees					161,613
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	1,767	(17,708)	(10,767)		(10,767)
Advances due to related party	89,374
Deferred transaction costs			4,717		4,717
Accounts payable			41,300	(29,657)	41,300
Accrued expenses	108,095	(7,892)	114,215	18,632	287,422
Net cash provided by (used in) operating activities	(288,752)	(339,011)	(525,365)	(447,486)	(5,881,628)
Cash flows from investing activities
Proceeds from sale of marketable securities	37,377
Net cash provided by investing activities	37,377
Cash flows from financing activities
Capital contributions, net					17,000
Proceeds from issuance of notes payable	250,000	374,533	524,533	448,609	5,062,858
Proceeds from issuance of common stock					34,525
Repurchase of common stock					(34,700)
Proceeds from sale of Series A preferred stock					150,000
Proceeds from sale of Series B preferred stock					653,482
Net cash provided by financing activities	250,000	374,533	524,533	448,609	5,883,165
Net increase (decrease) in Cash	(1,375)	35,522	(832)	1,123	1,538
Cash, beginning of period	1,538	2,370	2,370	1,247
Cash, end of period	163	37,892	1,538	2,370	1,538
Supplemental non-cash information
Issuance of warrants in connection with Notes Payable, net of amortization included above	104,798	75,292
Issuance of warrants in payment of financing fees	8,180
Conversion of notes payable and Accrued interest to preferred stock					873,070
Accrued transaction fees			129,717
Interest paid			2,047		2,047
Taxes paid		800	800	800	8,000
Warrants issued in connection with notes payable			$ 150,367